Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock Including Treasury Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 5,921			$ 6,508,746	$ (85,405)		$ (4,061,520)	$ 2,367,742
Balance, shares at Dec. 31, 2022	29,604,530
Balance, treasury shares at Dec. 31, 2022
Issuance of common stock for cash, net	$ 34			1,636,876	59,900			1,696,810
Issuance of common stock for cash, net, shares	172,096
Issuance of common stock for Airbox purchase	$ 19			1,047,844				1,047,863
Issuance of common stock for Airbox purchase, shares	94,573
Stock-based compensation	$ 20			1,730,933				1,730,953
Stock-based compensation, shares	98,444
Cancellation of common stock	$ (225)			225
Cancellation of common stock, shares	(1,125,000)
Net loss							(7,321,134)	(7,321,134)
Balance at Dec. 31, 2023	$ 5,769	$ 6,269	$ (500)	10,924,624	(25,505)		(11,382,654)	$ (477,766)
Balance, shares at Dec. 31, 2023	28,844,643	28,844,643
Balance, treasury shares at Dec. 31, 2023			2,500,000					2,500,000
Stock-based compensation				246,612				$ 246,612
Stock-based compensation, shares
Net loss							(916,753)	(916,753)
Issuance of common stock		$ 15		824,603	(50,260)			774,358
Issuance of common stock, shares		75,343
Balance at Mar. 31, 2024		$ 6,284	$ (500)	11,995,839	(75,765)		(12,299,407)	(373,549)
Balance, shares at Mar. 31, 2024		28,919,986
Balance, treasury shares at Mar. 31, 2024			2,500,000
Balance at Dec. 31, 2023	$ 5,769	$ 6,269	$ (500)	10,924,624	(25,505)		(11,382,654)	$ (477,766)
Balance, shares at Dec. 31, 2023	28,844,643	28,844,643
Balance, treasury shares at Dec. 31, 2023			2,500,000					2,500,000
Stock-based compensation	$ 6			1,388,860				$ 1,388,866
Stock-based compensation, shares	32,839							452,875
Net loss							(4,537,901)	$ (4,537,901)
Issuance of common stock and warrants for cash, net	$ 47			2,671,077	(27,498)			2,643,626
Issuance of common stock and warrants for cash, net, shares	243,423
Balance at Dec. 31, 2024	$ 5,822	$ 6,322	$ (500)	14,984,561	(53,003)		(15,920,555)	$ (983,175)
Balance, shares at Dec. 31, 2024	29,120,905	29,120,905
Balance, treasury shares at Dec. 31, 2024			2,500,000					2,500,000
Stock-based compensation		$ 17		1,348,228				$ 1,348,245
Stock-based compensation, shares		84,874
Net loss							(1,978,165)	(1,978,165)
Issuance of common stock and warrants for cash, net		$ 19		677,390	40,219			717,628
Issuance of common stock and warrants for cash, net, shares		96,346
Issuance of common stock								$ 296,875
Issuance of common stock, shares								62,500
Issuance of common stock for deferred offering costs		$ 107		6,927,762				$ 6,927,869
Issuance of common stock for deferred offering costs, shares		532,913
Balance at Mar. 31, 2025		$ 6,465	$ (500)	$ 23,937,941	$ (12,784)		$ (17,898,720)	$ 6,032,402
Balance, shares at Mar. 31, 2025		29,835,038
Balance, treasury shares at Mar. 31, 2025			2,500,000					2,500,000